INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 13,581	$ 16,934
Deferred tax liability	(2,807)	(3,288)
Total deferred income tax asset, net	10,774	13,646	$ 16,371
Share issue costs and other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,966	1,906
Non-capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	30,027	31,410
Mineral, royalty and other interest [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	(18,412)	(16,382)
Deferred tax liability	$ (2,807)	$ (3,288)